Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 13.2%
Alphabet, Inc. - Class A (a)	128,683	$16,839,458
Alphabet, Inc. - Class C (a)	213,558	28,157,622
Meta Platforms, Inc. - Class A (a)	87,739	26,340,125
Netflix, Inc. (a)	16,947	6,399,187
Pinterest, Inc. (a)	191,307	5,171,028
T-Mobile US, Inc. (a)	67,270	9,421,164
Total Communication Services		92,328,584

Consumer Discretionary - 11.0%
Amazon.com, Inc. (a)	179,168	22,775,836
Booking Holdings, Inc. (a)	6,159	18,994,048
Bright Horizons Family Solutions, Inc. (a)	75,601	6,158,458
CarMax, Inc. (a)	125,258	8,859,498
Lowe’s Cos., Inc.	41,724	8,671,916
TJX Cos., Inc.	128,178	11,392,461
Total Consumer Discretionary		76,852,217

Consumer Staples - 1.2%
Nomad Foods Ltd. (a)	558,760	8,504,327
Total Consumer Staples		8,504,327

Energy - 3.6%
Baker Hughes Co.	273,944	9,675,702
Suncor Energy, Inc.	439,531	15,111,076
Total Energy		24,786,778

Financials - 26.6%
Ameriprise Financial, Inc.	36,675	12,091,014
Bank of America Corp.	473,107	12,953,670
Berkshire Hathaway, Inc. - Class B (a)	86,537	30,313,911
Blackstone, Inc.	63,313	6,783,355
First Citizens BancShares, Inc.	10,671	14,727,047
Fiserv, Inc. (a)	90,354	10,206,388
KKR & Co., Inc.	331,539	20,422,802
Mastercard, Inc. - Class A	87,556	34,664,296
Progressive Corp.	67,014	9,335,050
Visa, Inc. - Class A	147,829	34,002,148
Total Financials		185,499,681

Health Care - 12.9%
Agilent Technologies, Inc.	73,931	8,266,964
Align Technology, Inc. (a)	26,197	7,998,468
Avantor, Inc. (a)	481,489	10,149,788
Edwards Lifesciences Corp. (a)	215,927	14,959,423
Elevance Health, Inc.	33,760	14,699,779
Merck & Co., Inc.	78,890	8,121,726
UnitedHealth Group, Inc.	51,141	25,784,781
Total Health Care		89,980,929

Industrials - 8.7%
Canadian National Railway Co.	73,404	7,951,855
Carrier Global Corp.	257,424	14,209,805
Ferguson PLC	55,513	9,130,223
General Electric Co.	67,711	7,485,451
Uber Technologies, Inc. (a)	144,340	6,638,197
United Rentals, Inc.	34,778	15,461,255
Total Industrials		60,876,786

Information Technology - 20.1%
Accenture PLC - Class A	32,057	9,845,025
Adobe, Inc. (a)	24,510	12,497,649
Analog Devices, Inc.	60,541	10,600,124
Apple, Inc.	159,734	27,348,058
Intuit, Inc.	31,297	15,990,889
Microsoft Corp.	153,623	48,506,462
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	171,889	14,937,154
Total Information Technology		139,725,361
TOTAL COMMON STOCKS (Cost $311,275,408)		678,554,663

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Real Estate - 1.1%
SBA Communications Corp.	37,241	7,454,531
Total Real Estate		7,454,531
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,641,597)		7,454,531

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class Z, 5.22% (b)	12,048,130	12,048,130
Total Money Market Funds		12,048,130
TOTAL SHORT-TERM INVESTMENTS (Cost $12,048,130)		12,048,130

TOTAL INVESTMENTS - 100.1% (Cost $329,965,135)		698,057,324
Liabilities in Excess of Other Assets - (0.1)%		(790,879)
TOTAL NET ASSETS - 100.0%		$697,266,445

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$678,554,663	$–	$–
Real Estate Investment Trusts	7,454,531	–	–
Total Equities	686,009,194	–	–

Short-Term Investments:	–	–	–
Money Market Funds	12,048,130	–	–
Total Short-Term Investments	12,048,130	–	–

Total Investments in Securities	$698,057,324	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.